Capital Lease Obligations - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Capital lease agreement maturity Period	17 months	36 months
Purchase of equipment under capital lease agreement		$ 1
Capital lease obligations		$ 300,000
Implied interest rate used to reduce the minimum lease payments to present		5.00%
Payments to capital lease obligations		$ 400,000	$ 0
Other Current Liabilities [Member]
Capital lease obligations		100,000
Other Noncurrent Liabilities [Member]
Capital lease obligations		$ 200,000